Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ (61,995,758)	$ (3,818,737)	$ 24,048,184
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	62,358	59,907	39,314
Deferred taxes	1,790,260	(1,733,152)	(38,890)
Loss on disposal of a subsidiary		2,062,155
Impairment loss on loans to third parties	56,242,596	7,346,903
Impairment loss on fixed assets		76,748
Changes in operating assets and liabilities:
Accounts receivable	(1,450,857)	(13,327,901)	2,265,897
Other receivables	2,782,583	(3,055,473)	(379,543)
Prepayments	23,842	254,879	(300,280)
Due from related parties	389,337	(191,832)
Long-term office rental deposit		669,888	(442,135)
Accrued payroll	80,431	(454,552)	713,599
Other payables and accruals	(78,971)	(381,174)	(8,048)
Tax payable	202,515	(4,780,002)	1,638,886
Accounts Payable		(70,242)	66,558
Other Assets
Long-term prepayment	3,705
Estimated Liabilities	971,268
Advance from customers	(94,688)	76,203
Net cash (used in)/provided by operating activities	(1,071,379)	(17,266,382)	27,603,542
Cash flows from investing activities:
Purchases of property and equipment		(175,972)	(191,692)
Loans to third parties	(200,000)	(39,417,810)	(41,508,250)
Collection of loans to third parties		31,870,523	20,865,100
Acquisition of Anytrust, net of cash acquired in connection of acquisition of Anytrust			(1,473,365)
Net cash (used in)/provided by investing activities	(200,000)	(7,723,259)	(22,308,207)
Cash flows from financing activities:
Proceeds from related party	(31,201)
Repayment to a related party		(128,407)
Proceeds from IPO (net of offering cost of $1,262,562 )			18,968,888
Proceeds from exercise of underwriter's warrants			1,090,239
Return of capital
Payments of offering costs			(417,998)
Net cash (used in)/ provided by financing activities	(31,201)	(128,407)	19,641,129
Effect of exchange rate changes on cash	(262,681)	(468,386)	348,373
Net (decrease) increase in cash	(1,565,261)	(25,586,434)	25,284,837
Cash at beginning of year	1,578,828	27,165,262	1,880,425
Cash at end of year	13,567	1,578,828	27,165,262
Supplemental disclosure of cash flow information
Interest paid
Income taxes paid		2,503,688	317,150
Non- cash investing activities
Net assets from acquisition of Anytrust			351,225
Deferred offering costs			$ 763,365